OTHER INCOME, NET (Tables)	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME NET

Other income, net, consists of the following:

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Site management income	-	33,030	-
Machinery/ Motor vehicle rental	-	225,031	129,678
Sale of scrap material/ Mud	182,397	119,410	-
Parking fines	(69,051)	(80,028)	(79,069)
(Loss) gain on termination of motor vehicle/ machinery under finance lease arrangements	-	(11,026)	327,403
Other income (expense)	3,051	3,920	(23,915)
Total other income, net	116,397	290,337	354,097